Stock-based Compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Options outstanding Beginning balance, Shares	20,326,384	8,546,017
Options outstanding, Granted	1,142,027	16,442,272
Options outstanding, Exercised	(231,491)	(3,883,523)
Options outstanding, Forfeited	(49,394)	(736,533)
Options outstanding, Expired	(5,067)	(41,849)
Options Outstanding, Ending balance, Shares	21,182,459	20,326,384	8,546,017
Unvested, Ending balance	18,525,741	18,524,426
Exercisable, Ending balance	2,656,718	1,801,958
Options outstanding Beginning balance, Shares	$ 7.52	$ 0.85
Options outstanding, Granted	5.21	9.04
Options Outstanding, Exercised	0.45	0.5
Options outstanding, Forfeited	1.69	1.08
Options outstanding, Expired	6.75	0.52
Options Outstanding, Ending balance, Shares	7.48	7.52	$ 0.85
Weighted- Average Exercise Price - Unvested	8.23	8.17
Exercisable	$ 2.26	$ 0.78
Weighted average remaining term, outstanding	8 years 11 months 8 days	9 years 4 months 24 days	8 years 7 months 6 days
Weighted average remaining term, exercised		5 years 1 month 6 days
Weighted Average Remaining Term Granted		9 years 8 months 12 days
Weighted- Average Remaining Term Unvested	9 years 1 month 9 days	9 years 6 months
Weighted Average Remaining Term, Exercisable	7 years 9 months 3 days	7 years 9 months 18 days
Outstanding aggregate intrinsic value, Beginning balance	$ 22,782,654	$ 52,120,105
Outstanding aggregate intrinsic value, Ending balance	2,733,826	22,782,654	$ 52,120,105
Unvested aggregate intrinsic value	1,037,708	11,701,061
Exercisable	$ 1,696,117	$ 11,081,593